Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Current tax expense	$ 51,689		$ 9,077
Deferred tax expense	7,393,247		(37,104)
Income tax expense	$ 7,444,936	[1]	$ (28,027)	[1]

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.